Commitments and Contingencies (Tables)	12 Months Ended
Aug. 25, 2017
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under All Leases

Future minimum lease payments under all leases as of August 25, 2017 are as follows (in thousands):

Amount
Fiscal year ending August:
2018	$2,562
2019	2,398
2020	2,312
2021	2,144
2022	1,603
Total	$11,019

Reconcile Changes in Accrued Warranty

The following table reconciles the changes in the Company’s accrued warranty (in thousands):

	Fiscal Year Ended
	August 25,	August 26,	August 28,
	2017	2016	2015
Beginning accrued warranty reserve	$266	$290	$238
Warranty claims	(403)	(345)	(690)
Provision for product warranties	412	321	742
Ending accrued warranty reserve	$275	$266	$290